SEGMENTED INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEGMENTED INFORMATION
Goodwill	$ 4,157,672	$ 4,157,672
Detour
SEGMENTED INFORMATION
Goodwill	1,215,444
Canadian Malartic Complex
SEGMENTED INFORMATION
Goodwill	2,882,228
Exploration
SEGMENTED INFORMATION
Goodwill	$ 60,000